Business Combinations - Schedule of Recognized Intangible Assets Acquired in Business Combination (Details) - USD ($) $ in Thousands	Dec. 21, 2020	Dec. 02, 2020	Oct. 23, 2020	Jun. 19, 2020
NuWave Acquisition
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 16,200
NuWave Acquisition | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				5,400
NuWave Acquisition | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 10,800
PCI Acquisition | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 22,800
Open Solutions Acquisition
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 30,800
Open Solutions Acquisition | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		10,300
Open Solutions Acquisition | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 20,500
ProModel Acquisition
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 21,700
ProModel Acquisition | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	7,000
ProModel Acquisition | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 14,700